UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Small Cap Enhanced Index Fund

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Deckers Outdoor Corp.	0.8
EMCOR Group, Inc.	0.7
Ufp Industries, Inc.	0.7
EnerSys	0.7
KB Home	0.7
Artisan Partners Asset Management, Inc.	0.7
Synaptics, Inc.	0.7
EVERTEC, Inc.	0.7
Crocs, Inc.	0.7
Cannae Holdings, Inc.	0.7
7.1

Top Market Sectors as of August 31, 2020

% of fund's net assets
Health Care	19.6
Financials	16.5
Industrials	16.0
Information Technology	15.4
Consumer Discretionary	12.6
Real Estate	4.8
Materials	4.2
Utilities	2.8
Consumer Staples	2.7
Communication Services	2.2

Asset Allocation (% of fund's net assets)

As of August 31, 2020*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 4.2%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.2%
Bandwidth, Inc. (a)(b)	11,413	$1,797,319
Cogent Communications Group, Inc.	33,685	2,265,653
Consolidated Communications Holdings, Inc. (a)	98,926	769,644
Iridium Communications, Inc. (a)	2,650	74,227
Liberty Latin America Ltd. Class C (a)	25,297	241,333
Ooma, Inc. (a)	36,823	502,266
PDVWireless, Inc. (a)	5,129	224,342
		5,874,784
Entertainment - 0.1%
Glu Mobile, Inc. (a)	52,044	413,229
Interactive Media & Services - 0.3%
Liberty TripAdvisor Holdings, Inc. (a)	40,098	112,274
Yelp, Inc. (a)	49,714	1,149,388
Zedge, Inc. (a)	19,460	27,244
		1,288,906
Media - 0.3%
Cardlytics, Inc. (a)(b)	11,666	884,866
comScore, Inc. (a)	13,854	36,436
TechTarget, Inc. (a)	7,601	301,608
Tegna, Inc.	14,146	177,108
		1,400,018
Wireless Telecommunication Services - 0.3%
Shenandoah Telecommunications Co.	24,243	1,340,638

TOTAL COMMUNICATION SERVICES		10,317,575

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.4%
Adient PLC (a)	35,762	620,113
American Axle & Manufacturing Holdings, Inc. (a)	36,093	280,804
Modine Manufacturing Co. (a)	21,137	143,097
Tenneco, Inc. (a)(b)	56,223	457,093
Visteon Corp. (a)	5,941	448,130
Workhorse Group, Inc. (a)(b)	1,521	27,545
		1,976,782
Distributors - 0.2%
Core-Mark Holding Co., Inc.	26,135	873,432
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	2,977	93,597
Collectors Universe, Inc.	2,550	113,450
Weight Watchers International, Inc. (a)	15,185	356,544
		563,591
Hotels, Restaurants & Leisure - 2.5%
Bloomin' Brands, Inc. (b)	84,258	1,208,260
Brinker International, Inc.	60,305	2,716,137
Caesars Entertainment, Inc. (a)	20,196	924,977
Churchill Downs, Inc.	8,028	1,402,973
Cracker Barrel Old Country Store, Inc.	2,267	303,121
Dine Brands Global, Inc.	2,948	175,583
Marriott Vacations Worldwide Corp.	7,439	704,250
Penn National Gaming, Inc. (a)	27,157	1,387,723
PlayAGS, Inc. (a)	10,099	40,396
RCI Hospitality Holdings, Inc.	9,161	175,158
Scientific Games Corp. Class A (a)	55,544	1,148,928
Texas Roadhouse, Inc. Class A	12,401	781,139
Wingstop, Inc.	6,469	1,057,035
		12,025,680
Household Durables - 2.9%
Cavco Industries, Inc. (a)	5,444	1,039,314
Ethan Allen Interiors, Inc.	30,270	431,045
Flexsteel Industries, Inc.	13,475	223,416
Installed Building Products, Inc. (a)	3,049	264,714
KB Home	90,055	3,220,367
La-Z-Boy, Inc.	53,417	1,736,053
M.D.C. Holdings, Inc.	38,737	1,680,411
M/I Homes, Inc. (a)	64,135	2,729,586
Meritage Homes Corp. (a)	7,335	704,380
TopBuild Corp. (a)	826	127,039
TRI Pointe Homes, Inc. (a)	104,266	1,760,010
		13,916,335
Internet & Direct Marketing Retail - 0.9%
Overstock.com, Inc. (a)	6,047	529,113
PetMed Express, Inc. (b)	28,380	986,489
Shutterstock, Inc.	31,520	1,586,086
Stamps.com, Inc. (a)	2,487	620,109
The Rubicon Project, Inc. (a)	12,452	91,522
Waitr Holdings, Inc. (a)	116,557	469,725
		4,283,044
Leisure Products - 0.8%
Acushnet Holdings Corp.	5,444	192,119
Johnson Outdoors, Inc. Class A	15,310	1,312,220
Malibu Boats, Inc. Class A (a)	14,281	740,470
Vista Outdoor, Inc. (a)	72,444	1,406,138
YETI Holdings, Inc. (a)	4,877	250,580
		3,901,527
Specialty Retail - 3.2%
Aaron's, Inc. Class A	11,156	623,509
Asbury Automotive Group, Inc. (a)	10,856	1,148,456
Group 1 Automotive, Inc.	20,418	1,764,932
Haverty Furniture Companies, Inc.	12,530	264,634
Lumber Liquidators Holdings, Inc. (a)	6,211	149,002
Murphy U.S.A., Inc. (a)	2,532	341,466
Rent-A-Center, Inc.	69,845	2,144,242
RH (a)(b)	2,955	976,775
Sally Beauty Holdings, Inc. (a)	1,587	17,711
Shoe Carnival, Inc. (b)	42,564	1,399,504
Signet Jewelers Ltd.	22,916	395,759
Sleep Number Corp. (a)	49,445	2,373,360
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	65,349	2,761,649
The ODP Corp.	31,952	747,038
		15,108,037
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (a)	77,109	3,077,420
Deckers Outdoor Corp. (a)	18,730	3,818,488
Rocky Brands, Inc.	5,750	138,460
Steven Madden Ltd.	24,423	516,791
		7,551,159

TOTAL CONSUMER DISCRETIONARY		60,199,587

CONSUMER STAPLES - 2.7%
Beverages - 0.5%
Coca-Cola Bottling Co. Consolidated	7,047	1,925,945
MGP Ingredients, Inc.	6,728	239,180
		2,165,125
Food & Staples Retailing - 0.8%
Andersons, Inc.	6,737	119,447
BJ's Wholesale Club Holdings, Inc. (a)	10,699	475,143
Ingles Markets, Inc. Class A	33,669	1,360,228
Natural Grocers by Vitamin Cottage, Inc.	20,905	245,007
Performance Food Group Co. (a)	2,711	98,979
PriceSmart, Inc.	14,670	964,553
Rite Aid Corp. (a)(b)	29,616	385,600
Weis Markets, Inc. (b)	6,527	321,324
		3,970,281
Food Products - 0.7%
Cal-Maine Foods, Inc. (a)(b)	39,424	1,521,372
Darling Ingredients, Inc. (a)	1,728	55,244
Freshpet, Inc. (a)	7,637	867,563
John B. Sanfilippo & Son, Inc.	6,809	542,269
Lancaster Colony Corp.	689	122,449
Landec Corp. (a)	1,185	12,134
The Simply Good Foods Co. (a)	11,523	286,347
		3,407,378
Household Products - 0.5%
Central Garden & Pet Co. (a)	2,240	91,146
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,250	157,930
WD-40 Co.	9,388	1,918,719
		2,167,795
Personal Products - 0.1%
USANA Health Sciences, Inc. (a)	9,137	716,432
Tobacco - 0.1%
Vector Group Ltd.	31,240	314,587

TOTAL CONSUMER STAPLES		12,741,598

ENERGY - 2.0%
Energy Equipment & Services - 0.7%
Bristow Group, Inc. (a)	1,419	26,833
Championx Corp. (a)	18,245	186,829
Helix Energy Solutions Group, Inc. (a)	162,294	581,013
Liberty Oilfield Services, Inc. Class A	14,350	92,558
Nabors Industries Ltd. (b)	39,654	1,585,367
Newpark Resources, Inc. (a)	9,377	18,285
Nextier Oilfield Solutions, Inc. (a)	33,911	85,456
Oceaneering International, Inc. (a)	50,577	272,610
Oil States International, Inc. (a)	60,078	263,742
ProPetro Holding Corp. (a)	53,059	333,211
U.S. Silica Holdings, Inc.	35,514	158,392
		3,604,296
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp. (a)(b)	53,830	173,333
DHT Holdings, Inc.	222,073	1,174,766
Falcon Minerals Corp.	2,346	6,592
GasLog Ltd.	2,568	7,576
Green Plains, Inc. (a)	10,242	137,038
Kosmos Energy Ltd.	640,273	941,201
Magnolia Oil & Gas Corp. Class A (a)	51,341	330,636
Matador Resources Co. (a)	18,854	183,449
National Energy Services Reunited Corp. (a)	3,710	27,973
Nordic American Tanker Shipping Ltd. (b)	175,529	765,306
PBF Energy, Inc. Class A	81,740	699,694
Penn Virginia Corp. (a)(b)	81,762	933,722
Range Resources Corp.	16,422	122,508
SM Energy Co.	214,362	520,900
World Fuel Services Corp.	6,347	167,561
		6,192,255

TOTAL ENERGY		9,796,551

FINANCIALS - 16.5%
Banks - 6.4%
1st Source Corp.	13,958	480,853
American National Bankshares, Inc.	1,759	39,648
Banc of California, Inc.	15,697	172,510
BancFirst Corp.	61,138	2,690,072
Bancorp, Inc., Delaware (a)	31,782	301,929
Boston Private Financial Holdings, Inc.	22,133	131,470
Brookline Bancorp, Inc., Delaware	7,165	68,784
Cadence Bancorp Class A	80,965	769,168
Capital City Bank Group, Inc.	3,568	72,323
Capstar Financial Holdings, Inc.	2,028	20,665
Cathay General Bancorp	76,254	1,882,711
Community Bank System, Inc.	2,070	124,552
Community Trust Bancorp, Inc.	8,199	264,582
Eagle Bancorp, Inc.	3,550	102,169
Financial Institutions, Inc.	17,596	303,179
First Bancorp, North Carolina	2,400	49,080
First Bancorp, Puerto Rico	446,704	2,559,614
First Business Finance Services, Inc.	1,291	20,011
First Financial Bankshares, Inc.	12,732	385,461
First Financial Corp., Indiana	4,009	137,870
First Interstate Bancsystem, Inc.	22,314	731,899
First of Long Island Corp.	4,427	68,021
Flushing Financial Corp.	6,545	79,391
Fulton Financial Corp.	184,019	1,799,706
Great Southern Bancorp, Inc.	26,292	1,013,294
Great Western Bancorp, Inc.	7,340	102,246
Hancock Whitney Corp.	75,459	1,509,935
Hilltop Holdings, Inc.	72,442	1,492,305
Hope Bancorp, Inc.	17,222	145,698
Independent Bank Group, Inc.	14,325	666,113
International Bancshares Corp.	83,510	2,637,246
Investors Bancorp, Inc.	291,193	2,256,746
Lakeland Bancorp, Inc.	7,993	84,966
Lakeland Financial Corp.	10,225	467,180
Macatawa Bank Corp.	3,981	29,141
Mercantil Bank Holding Corp. Class A (a)	544	7,154
Mercantile Bank Corp.	3,299	72,050
Metrocity Bankshares, Inc.	1,515	20,665
Nicolet Bankshares, Inc. (a)	2,890	173,458
OFG Bancorp	45,651	586,159
Old National Bancorp, Indiana	9,542	133,397
Park National Corp.	4,299	386,523
Peapack-Gladstone Financial Corp.	12,933	219,861
People's Utah Bancorp	2,534	52,251
Peoples Bancorp, Inc.	837	17,694
Republic Bancorp, Inc., Kentucky Class A	1,041	32,021
Sandy Spring Bancorp, Inc.	8,974	214,658
Sierra Bancorp	16,743	299,197
South Plains Financial, Inc.	428	6,112
South State Corp.	6,558	365,149
Southside Bancshares, Inc.	15,805	435,507
The First Bancorp, Inc.	1,283	27,302
Tompkins Financial Corp.	4,839	320,245
Trico Bancshares	8,546	236,639
Trustmark Corp.	7,201	169,079
UMB Financial Corp.	23,561	1,265,697
United Community Bank, Inc.	18,193	329,657
Univest Corp. of Pennsylvania	13,036	209,749
Valley National Bancorp	83,197	624,809
Washington Trust Bancorp, Inc.	2,943	98,237
WesBanco, Inc.	26,097	579,875
West Bancorp., Inc.	369	6,494
		30,550,177
Capital Markets - 3.3%
Artisan Partners Asset Management, Inc.	80,728	3,124,981
Cohen & Steers, Inc.	40,091	2,425,506
Cowen Group, Inc. Class A	2,498	45,189
Federated Hermes, Inc. Class B (non-vtg.)	107,458	2,569,321
INTL FCStone, Inc. (a)	33,998	1,927,687
Oppenheimer Holdings, Inc. Class A (non-vtg.)	34,394	840,245
Piper Jaffray Companies	22,204	1,675,292
PJT Partners, Inc.	8,734	516,878
Pzena Investment Management, Inc.	7,411	36,684
Stifel Financial Corp.	4,025	204,108
Waddell & Reed Financial, Inc. Class A (b)	145,741	2,295,421
Westwood Holdings Group, Inc.	1,901	21,633
		15,682,945
Consumer Finance - 1.1%
Enova International, Inc. (a)	109,732	1,874,223
LendingClub Corp. (a)	58,524	311,933
Nelnet, Inc. Class A	42,667	2,794,262
		4,980,418
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (a)	81,147	3,061,676
Marlin Business Services Corp.	22,751	152,432
Rafael Holdings, Inc. (a)	2,158	37,592
		3,251,700
Insurance - 2.7%
Amerisafe, Inc.	18,321	1,222,560
Crawford & Co. Class B	5,466	38,043
Donegal Group, Inc. Class A	1,760	25,397
eHealth, Inc. (a)	14,516	916,250
Employers Holdings, Inc.	10,191	332,023
Goosehead Insurance (b)	25,713	2,642,268
Horace Mann Educators Corp.	41,633	1,626,185
Investors Title Co.	275	37,417
National General Holdings Corp.	2,872	97,792
ProAssurance Corp.	9,759	149,508
Selective Insurance Group, Inc.	46,694	2,792,768
Third Point Reinsurance Ltd. (a)	8,932	76,458
Trupanion, Inc. (a)(b)	47,257	2,964,432
		12,921,101
Mortgage Real Estate Investment Trusts - 0.0%
Invesco Mortgage Capital, Inc. (b)	8,987	26,961
Redwood Trust, Inc.	10,057	69,695
		96,656
Thrifts & Mortgage Finance - 2.3%
Essent Group Ltd.	80,292	2,866,424
Farmer Mac Class C (non-vtg.)	9,806	668,279
First Defiance Financial Corp.	11,830	216,193
NMI Holdings, Inc. (a)	17,419	298,736
Northwest Bancshares, Inc.	121,869	1,232,096
Pennymac Financial Services, Inc.	7,700	405,944
Radian Group, Inc.	154,878	2,391,316
Walker & Dunlop, Inc.	27,713	1,518,118
Washington Federal, Inc.	36,378	853,064
Waterstone Financial, Inc.	32,805	508,149
		10,958,319

TOTAL FINANCIALS		78,441,316

HEALTH CARE - 19.6%
Biotechnology - 9.3%
ACADIA Pharmaceuticals, Inc. (a)	6,086	240,945
Adverum Biotechnologies, Inc. (a)	17,931	218,758
Affimed NV (a)	77,664	267,941
Agenus, Inc. (a)	101,940	443,949
Aimmune Therapeutics, Inc. (a)(b)	4,107	140,542
Akebia Therapeutics, Inc. (a)	30,224	314,632
Alector, Inc. (a)	3,854	49,794
Allakos, Inc. (a)(b)	3,337	298,928
Allogene Therapeutics, Inc. (a)	7,194	256,466
Amicus Therapeutics, Inc. (a)	49,568	723,693
AnaptysBio, Inc. (a)	15,596	270,279
Anika Therapeutics, Inc. (a)	3,356	128,635
Apellis Pharmaceuticals, Inc. (a)	20,335	626,928
Arcturus Therapeutics Holdings, Inc. (a)	7,671	370,049
Arcus Biosciences, Inc. (a)	16,145	384,251
Ardelyx, Inc. (a)	69,257	397,535
Arena Pharmaceuticals, Inc. (a)	10,791	753,428
Arrowhead Pharmaceuticals, Inc. (a)	20,794	878,339
Athenex, Inc. (a)(b)	16,497	189,551
AVEO Pharmaceuticals, Inc. (a)	8,337	39,684
Avid Bioservices, Inc. (a)	3,862	32,402
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,944	566,960
BioXcel Therapeutics, Inc. (a)(b)	10,187	415,120
Blueprint Medicines Corp. (a)	10,896	843,677
Bridgebio Pharma, Inc. (a)(b)	12,421	370,891
Calithera Biosciences, Inc. (a)	32,024	129,057
CareDx, Inc. (a)	3,700	126,355
Catalyst Biosciences, Inc. (a)	22,529	117,601
Catalyst Pharmaceutical Partners, Inc. (a)	64,682	212,157
ChemoCentryx, Inc. (a)	6,849	366,422
Chimerix, Inc. (a)	121,506	341,432
Clovis Oncology, Inc. (a)(b)	53,203	277,188
Coherus BioSciences, Inc. (a)(b)	33,506	635,609
Constellation Pharmaceuticals, Inc. (a)	12,284	258,578
Cortexyme, Inc. (a)(b)	5,596	246,056
Cue Biopharma, Inc. (a)	13,399	239,440
Cyclerion Therapeutics, Inc. (a)	2,954	20,146
Cytokinetics, Inc. (a)	5,502	131,828
CytomX Therapeutics, Inc. (a)	40,081	292,591
Deciphera Pharmaceuticals, Inc. (a)	12,537	564,290
Denali Therapeutics, Inc. (a)(b)	8,300	264,770
Dicerna Pharmaceuticals, Inc. (a)	7,554	139,900
Eagle Pharmaceuticals, Inc. (a)	554	21,983
Editas Medicine, Inc. (a)(b)	7,310	257,531
Eidos Therapeutics, Inc. (a)(b)	4,139	179,136
Eiger Biopharmaceuticals, Inc. (a)	19,561	218,496
Emergent BioSolutions, Inc. (a)	14,706	1,677,219
Enanta Pharmaceuticals, Inc. (a)	1,473	76,876
Epizyme, Inc. (a)(b)	31,984	415,792
Esperion Therapeutics, Inc. (a)(b)	2,205	79,601
Fate Therapeutics, Inc. (a)	26,330	958,412
FibroGen, Inc. (a)	26,766	1,199,920
Five Prime Therapeutics, Inc. (a)	25,542	109,064
Flexion Therapeutics, Inc. (a)(b)	26,032	303,533
Fortress Biotech, Inc. (a)	17,362	68,667
Global Blood Therapeutics, Inc. (a)(b)	1,189	74,645
GlycoMimetics, Inc. (a)	19,970	73,689
Gritstone Oncology, Inc. (a)	17,747	58,743
Halozyme Therapeutics, Inc. (a)	49,593	1,437,949
Heron Therapeutics, Inc. (a)(b)	11,317	161,833
IGM Biosciences, Inc. (a)(b)	4,636	199,348
ImmunoGen, Inc. (a)	123,910	458,467
Immunomedics, Inc. (a)	3,503	156,094
Inovio Pharmaceuticals, Inc. (a)(b)	29,060	348,429
Insmed, Inc. (a)	17,654	497,666
Intellia Therapeutics, Inc. (a)	1,826	39,405
Intercept Pharmaceuticals, Inc. (a)	4,638	231,343
Invitae Corp. (a)(b)	39,464	1,379,661
Iovance Biotherapeutics, Inc. (a)	5,072	169,050
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	22,956	231,856
Kadmon Holdings, Inc. (a)	96,072	480,360
Karuna Therapeutics, Inc. (a)	1,735	132,554
Karyopharm Therapeutics, Inc. (a)(b)	25,578	389,041
Kindred Biosciences, Inc. (a)	41,694	206,802
Kodiak Sciences, Inc. (a)	11,060	581,645
Krystal Biotech, Inc. (a)	5,723	273,617
Kura Oncology, Inc. (a)	7,228	179,905
La Jolla Pharmaceutical Co. (a)(b)	55,459	232,928
Lexicon Pharmaceuticals, Inc. (a)(b)	75,076	131,383
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,635	166,770
Macrogenics, Inc. (a)	4,665	135,005
Madrigal Pharmaceuticals, Inc. (a)	374	40,280
Mersana Therapeutics, Inc. (a)	29,687	568,803
Minerva Neurosciences, Inc. (a)(b)	70,228	223,325
Mirati Therapeutics, Inc. (a)	9,705	1,449,636
Molecular Templates, Inc. (a)	16,127	187,234
Momenta Pharmaceuticals, Inc. (a)	36,069	1,881,720
Mustang Bio, Inc. (a)	66,184	216,422
Myriad Genetics, Inc. (a)	22,070	295,076
Natera, Inc. (a)	15,316	975,782
NextCure, Inc. (a)(b)	2,191	19,697
Novavax, Inc. (a)(b)	17,253	1,903,696
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Opko Health, Inc. (a)(b)	179,810	582,584
Organogenesis Holdings, Inc. Class A (a)	10,989	47,308
Oyster Point Pharma, Inc. (a)	5,947	135,354
Pieris Pharmaceuticals, Inc. (a)	42,098	120,400
Principia Biopharma, Inc. (a)	10,368	1,036,904
PTC Therapeutics, Inc. (a)	23,254	1,149,329
Puma Biotechnology, Inc. (a)	28,857	296,939
Radius Health, Inc. (a)	26,403	326,869
REGENXBIO, Inc. (a)	8,765	267,508
Retrophin, Inc. (a)	31,185	610,914
Rubius Therapeutics, Inc. (a)(b)	13,097	63,062
Sangamo Therapeutics, Inc. (a)	8,631	95,243
Selecta Biosciences, Inc. (a)	22,609	58,783
Seres Therapeutics, Inc. (a)	1,464	38,781
Sorrento Therapeutics, Inc. (a)(b)	6,819	54,620
Syndax Pharmaceuticals, Inc. (a)	15,675	255,659
TCR2 Therapeutics, Inc. (a)	3,593	72,650
TG Therapeutics, Inc. (a)(b)	40,794	1,011,895
Translate Bio, Inc. (a)(b)	3,805	53,612
Turning Point Therapeutics, Inc. (a)	3,590	280,666
Twist Bioscience Corp. (a)	5,502	384,755
Ultragenyx Pharmaceutical, Inc. (a)	11,767	1,000,901
VBI Vaccines, Inc. (a)(b)	5,540	23,600
Veracyte, Inc. (a)	5,117	170,447
Viela Bio, Inc. (b)	2,485	83,720
Vir Biotechnology, Inc. (a)	7,172	290,323
Xbiotech, Inc. (a)(b)	12,306	232,830
Xencor, Inc. (a)	7,351	262,798
Y-mAbs Therapeutics, Inc. (a)	3,084	132,705
		44,484,045
Health Care Equipment & Supplies - 3.8%
Accelerate Diagnostics, Inc. (a)(b)	9,661	117,671
Accuray, Inc. (a)	75,840	176,707
Axonics Modulation Technologies, Inc. (a)	1,354	57,220
Cardiovascular Systems, Inc. (a)	56,849	1,857,257
Cerus Corp. (a)	64,677	411,992
ConforMis, Inc. (a)(b)	52,841	37,517
CryoPort, Inc. (a)	1,936	107,409
Genmark Diagnostics, Inc. (a)	150,199	1,948,081
Haemonetics Corp. (a)	14,228	1,275,682
Integer Holdings Corp. (a)	31,417	2,175,941
Invacare Corp.	15,863	107,551
Lantheus Holdings, Inc. (a)	53,255	714,682
Meridian Bioscience, Inc. (a)	109,438	1,547,453
Nevro Corp. (a)	11,236	1,545,399
Novocure Ltd. (a)	19,688	1,629,182
Orthofix International NV (a)	20,344	617,237
RTI Biologics, Inc. (a)	16,497	36,623
Seaspine Holdings Corp. (a)	4,844	64,474
Senseonics Holdings, Inc. (a)	15,631	7,339
Shockwave Medical, Inc. (a)	401	25,480
Sientra, Inc. (a)	123,657	474,843
SurModics, Inc. (a)	40,572	1,835,883
Tandem Diabetes Care, Inc. (a)	7,152	806,173
Wright Medical Group NV (a)	15,642	472,858
		18,050,654
Health Care Providers & Services - 2.8%
Amedisys, Inc. (a)	2,346	567,497
Apollo Medical Holdings, Inc. (a)(b)	15,847	299,350
Brookdale Senior Living, Inc. (a)	109,739	301,782
Corvel Corp. (a)	28,836	2,393,965
Magellan Health Services, Inc. (a)	14,348	1,082,700
National Healthcare Corp.	25,790	1,642,823
Owens & Minor, Inc.	67,737	1,123,079
Patterson Companies, Inc.	19,735	572,512
Providence Service Corp. (a)	8,781	813,033
Select Medical Holdings Corp. (a)	101,200	2,031,084
Tenet Healthcare Corp. (a)	81,341	2,292,189
		13,120,014
Health Care Technology - 1.9%
Allscripts Healthcare Solutions, Inc. (a)	299,137	2,671,293
HealthStream, Inc. (a)	6,276	130,007
HMS Holdings Corp. (a)	54,609	1,523,045
Inovalon Holdings, Inc. Class A (a)	37,510	928,185
Inspire Medical Systems, Inc. (a)	4,383	523,549
Nextgen Healthcare, Inc. (a)	159,757	2,118,378
Phreesia, Inc. (a)	11,310	356,717
Schrodinger, Inc.	956	57,800
Teladoc Health, Inc. (a)(b)	3,465	747,366
		9,056,340
Life Sciences Tools & Services - 0.8%
Fluidigm Corp. (a)	27,030	212,186
Luminex Corp.	21,987	586,833
Medpace Holdings, Inc. (a)	10,491	1,361,627
Nanostring Technologies, Inc. (a)	15,668	634,241
NeoGenomics, Inc. (a)	20,013	779,506
		3,574,393
Pharmaceuticals - 1.0%
Akorn, Inc. (a)	12,167	419
Amneal Pharmaceuticals, Inc. (a)	73,530	302,208
Arvinas Holding Co. LLC (a)	1,865	48,397
Assertio Holdings, Inc. (a)	92,658	75,053
Axsome Therapeutics, Inc. (a)	9,840	721,370
Collegium Pharmaceutical, Inc. (a)	8,673	165,307
Corcept Therapeutics, Inc. (a)(b)	4,697	59,652
Intra-Cellular Therapies, Inc. (a)	5,428	98,898
MyoKardia, Inc. (a)	12,550	1,373,472
Pacira Biosciences, Inc. (a)	17,887	1,118,295
Prestige Brands Holdings, Inc. (a)	12,177	443,608
Revance Therapeutics, Inc. (a)	5,994	175,205
Supernus Pharmaceuticals, Inc. (a)	1,574	34,612
Theravance Biopharma, Inc. (a)	5,466	100,192
Zogenix, Inc. (a)	6,146	145,476
		4,862,164

TOTAL HEALTH CARE		93,147,610

INDUSTRIALS - 16.0%
Aerospace & Defense - 1.5%
AAR Corp.	75,343	1,520,422
Aerojet Rocketdyne Holdings, Inc. (a)	2,263	93,620
Astronics Corp. (a)	52,802	477,330
Axon Enterprise, Inc. (a)	5,714	489,576
Maxar Technologies, Inc.	11,322	262,104
Moog, Inc. Class A	40,113	2,418,413
Parsons Corp. (a)	60,155	2,000,755
Vectrus, Inc. (a)	823	35,726
		7,297,946
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (a)	10,030	565,592
Airlines - 0.1%
Spirit Airlines, Inc. (a)	27,117	484,852
Building Products - 2.1%
Advanced Drain Systems, Inc.	23,507	1,304,168
Builders FirstSource, Inc. (a)	6,476	198,295
Gibraltar Industries, Inc. (a)	10,540	658,170
Griffon Corp.	3,458	75,142
NCI Building Systems, Inc. (a)	32,734	260,563
Quanex Building Products Corp.	67,325	1,131,733
Resideo Technologies, Inc. (a)	32,794	438,128
Simpson Manufacturing Co. Ltd.	10,605	1,042,896
Trex Co., Inc. (a)	9,950	1,487,426
Ufp Industries, Inc.	57,295	3,400,458
		9,996,979
Commercial Services & Supplies - 2.0%
ADS Waste Holdings, Inc. (a)	2,436	73,397
Brady Corp. Class A	43,424	2,036,151
Deluxe Corp.	43,751	1,242,528
Kimball International, Inc. Class B	148,360	1,663,116
Knoll, Inc.	39,894	513,436
Tetra Tech, Inc.	14,442	1,333,141
UniFirst Corp. (b)	14,525	2,797,806
VSE Corp.	1,466	42,558
		9,702,133
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	5,153	261,103
EMCOR Group, Inc.	47,144	3,536,271
Fluor Corp.	36,418	346,699
Great Lakes Dredge & Dock Corp. (a)	61,989	580,837
Primoris Services Corp.	14,701	280,201
		5,005,111
Electrical Equipment - 3.1%
Atkore International Group, Inc. (a)	81,937	2,190,176
AZZ, Inc.	26,768	929,653
Encore Wire Corp.	47,182	2,435,063
EnerSys	45,852	3,300,427
Generac Holdings, Inc. (a)	4,680	889,106
Plug Power, Inc. (a)(b)	203,219	2,637,783
Powell Industries, Inc.	55,896	1,508,633
Preformed Line Products Co.	11,275	613,473
Thermon Group Holdings, Inc. (a)	2,746	36,137
		14,540,451
Machinery - 2.3%
Albany International Corp. Class A	3,192	165,665
Altra Industrial Motion Corp.	16,537	645,770
Chart Industries, Inc. (a)	5,777	379,664
CIRCOR International, Inc. (a)	14,388	426,604
Columbus McKinnon Corp. (NY Shares)	4,389	159,650
EnPro Industries, Inc.	6,533	382,311
Evoqua Water Technologies Corp. (a)	39,780	813,899
Gencor Industries, Inc. (a)	559	7,049
Gorman-Rupp Co.	4,660	148,887
Hillenbrand, Inc.	48,031	1,523,063
Hurco Companies, Inc.	18,077	511,218
Hyster-Yale Materials Handling Class A	4,020	162,167
L.B. Foster Co. Class A (a)	1,955	29,227
Lydall, Inc. (a)	7,207	135,347
Mueller Industries, Inc.	34,956	1,038,193
NN, Inc.	5,073	23,082
Park-Ohio Holdings Corp.	1,266	20,028
Proto Labs, Inc. (a)	3,046	447,762
Rexnord Corp.	102,500	2,968,400
Tennant Co.	1,240	82,423
Watts Water Technologies, Inc. Class A	8,631	826,418
Welbilt, Inc. (a)	3,388	25,003
		10,921,830
Marine - 0.1%
Costamare, Inc.	55,818	281,881
Professional Services - 1.6%
Barrett Business Services, Inc.	4,942	284,511
CRA International, Inc.	5,135	218,289
Heidrick & Struggles International, Inc.	60,975	1,318,889
Kforce, Inc.	58,828	2,020,154
Korn Ferry	12,815	390,858
Resources Connection, Inc.	166,810	2,050,095
TriNet Group, Inc. (a)	17,978	1,219,628
		7,502,424
Road & Rail - 0.5%
ArcBest Corp.	17,654	597,058
Heartland Express, Inc.	10,610	219,468
Marten Transport Ltd.	82,813	1,503,884
		2,320,410
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	29,004	1,746,331
BMC Stock Holdings, Inc. (a)	14,639	584,389
GMS, Inc. (a)	42,352	1,121,904
Herc Holdings, Inc. (a)	9,459	387,346
Now, Inc. (a)	7,472	54,321
Rush Enterprises, Inc. Class A	57,772	2,791,543
Systemax, Inc.	34,334	761,871
WESCO International, Inc. (a)	488	22,863
		7,470,568

TOTAL INDUSTRIALS		76,090,177

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	1,912	129,022
ADTRAN, Inc.	21,345	236,716
Calix Networks, Inc. (a)	138,941	2,702,402
Comtech Telecommunications Corp.	4,642	77,057
Digi International, Inc. (a)	17,954	244,533
Extreme Networks, Inc. (a)	66,718	291,558
Plantronics, Inc. (b)	4,233	52,320
		3,733,608
Electronic Equipment & Components - 1.8%
Badger Meter, Inc.	14,939	921,587
ePlus, Inc. (a)	6,574	504,357
Insight Enterprises, Inc. (a)	39,384	2,355,360
Itron, Inc. (a)	1,171	69,756
Kimball Electronics, Inc. (a)	55,108	743,131
Methode Electronics, Inc. Class A	31,827	901,022
PC Connection, Inc.	36,249	1,605,468
Sanmina Corp. (a)	19,782	559,831
ScanSource, Inc. (a)	39,616	978,119
		8,638,631
IT Services - 1.6%
Brightcove, Inc. (a)	7,968	88,604
Conduent, Inc. (a)	34,428	116,367
CSG Systems International, Inc.	7,028	299,182
EVERTEC, Inc.	88,461	3,097,904
Limelight Networks, Inc. (a)	112,465	637,677
ManTech International Corp. Class A	8,400	628,740
Perspecta, Inc.	65,901	1,368,764
Sykes Enterprises, Inc. (a)	50,181	1,661,242
		7,898,480
Semiconductors & Semiconductor Equipment - 4.6%
Ambarella, Inc. (a)	28,434	1,498,472
Amkor Technology, Inc. (a)	128,767	1,570,314
Cirrus Logic, Inc. (a)	31,451	1,905,616
Diodes, Inc. (a)	27,655	1,351,223
Enphase Energy, Inc. (a)	10,469	808,521
FormFactor, Inc. (a)	30,706	802,348
Inphi Corp. (a)	15,046	1,714,943
Lattice Semiconductor Corp. (a)	76,339	2,183,295
NeoPhotonics Corp. (a)	107,149	713,612
Photronics, Inc. (a)	13,215	132,546
Pixelworks, Inc. (a)	14,974	34,141
Power Integrations, Inc.	45,032	2,520,441
Rambus, Inc. (a)	12,049	161,818
Semtech Corp. (a)	5,692	333,836
Silicon Laboratories, Inc. (a)	25,081	2,568,545
Synaptics, Inc. (a)	36,380	3,104,305
Ultra Clean Holdings, Inc. (a)	13,502	331,069
Veeco Instruments, Inc. (a)	2,733	32,495
		21,767,540
Software - 6.3%
Agilysys, Inc. (a)	96,193	2,440,416
AppFolio, Inc. (a)(b)	6,388	1,073,376
BlackLine, Inc. (a)	30,773	2,688,637
Box, Inc. Class A (a)	152,496	2,993,496
Cloudera, Inc. (a)	88,532	1,169,508
CommVault Systems, Inc. (a)	59,500	2,572,185
Cornerstone OnDemand, Inc. (a)	35,077	1,237,166
Digital Turbine, Inc. (a)	124,076	3,001,398
Domo, Inc. Class B (a)	29,577	1,204,375
Ebix, Inc.	4,839	111,636
Everbridge, Inc. (a)(b)	6,086	904,440
MobileIron, Inc. (a)	301,023	1,965,680
Progress Software Corp.	68,267	2,586,637
Q2 Holdings, Inc. (a)	28,351	2,758,269
Rimini Street, Inc. (a)	972	4,257
SecureWorks Corp. (a)	3,643	47,104
SPS Commerce, Inc. (a)	25,958	2,073,525
TeleNav, Inc. (a)	28,033	128,671
Tenable Holdings, Inc. (a)	8,902	335,071
Verint Systems, Inc. (a)	5,041	239,750
Yext, Inc. (a)	14,066	279,351
		29,814,948
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)(b)	177,503	1,437,774

TOTAL INFORMATION TECHNOLOGY		73,290,981

MATERIALS - 4.2%
Chemicals - 1.0%
FutureFuel Corp.	60,840	736,164
Hawkins, Inc.	1,321	66,341
PolyOne Corp.	43,419	1,108,053
Stepan Co.	24,355	2,807,888
Tronox Holdings PLC	34,139	305,885
		5,024,331
Construction Materials - 0.5%
Forterra, Inc. (a)	179,562	2,379,197
Containers & Packaging - 0.5%
Myers Industries, Inc.	142,515	2,180,480
Metals & Mining - 1.5%
Coeur d'Alene Mines Corp. (a)	71,101	601,514
Commercial Metals Co.	87,821	1,832,824
Hecla Mining Co.	126,366	760,723
Materion Corp.	7,561	412,755
Novagold Resources, Inc. (a)	55,871	593,256
Schnitzer Steel Industries, Inc. Class A	2,375	46,883
Worthington Industries, Inc.	69,539	2,887,955
		7,135,910
Paper & Forest Products - 0.7%
Boise Cascade Co.	49,432	2,263,986
Schweitzer-Mauduit International, Inc.	30,495	924,913
		3,188,899

TOTAL MATERIALS		19,908,817

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Agree Realty Corp.	3,588	240,109
American Assets Trust, Inc.	74,407	1,901,099
Armada Hoffler Properties, Inc.	8,206	82,881
CareTrust (REIT), Inc.	15,746	305,000
CatchMark Timber Trust, Inc.	14,431	143,300
City Office REIT, Inc.	7,482	60,155
Colony Capital, Inc.	163,609	443,380
CoreCivic, Inc.	67,948	632,596
Diversified Healthcare Trust (SBI)	286,049	1,086,986
EastGroup Properties, Inc.	12,338	1,642,928
Essential Properties Realty Trust, Inc.	26,659	452,403
Farmland Partners, Inc.	10,943	73,209
Four Corners Property Trust, Inc.	28,223	712,631
Franklin Street Properties Corp.	7,733	34,257
Gladstone Land Corp.	9,900	155,826
Healthcare Realty Trust, Inc.	13,379	385,984
Hersha Hospitality Trust	13,276	85,365
Hospitality Properties Trust (SBI)	23,106	189,700
Kite Realty Group Trust	34,327	385,835
Monmouth Real Estate Investment Corp. Class A	4,219	61,218
National Storage Affiliates Trust	55,292	1,897,069
New Senior Investment Group, Inc.	44,852	196,452
Piedmont Office Realty Trust, Inc. Class A	12,085	185,021
Potlatch Corp.	1,875	86,325
Preferred Apartment Communities, Inc. Class A	6,590	43,494
PS Business Parks, Inc.	20,582	2,597,448
Retail Value, Inc.	1,212	15,405
RLJ Lodging Trust	86,066	812,463
Safety Income and Growth, Inc.	4,385	243,236
Seritage Growth Properties (a)(b)	18,558	260,369
Sunstone Hotel Investors, Inc.	147,957	1,232,482
Terreno Realty Corp.	12,841	765,837
The GEO Group, Inc.	29,455	328,718
		17,739,181
Real Estate Management & Development - 1.1%
Gyrodyne LLC (a)	310	5,270
Kennedy-Wilson Holdings, Inc.	58,363	834,007
Marcus & Millichap, Inc. (a)	35,207	993,189
Newmark Group, Inc.	269,937	1,195,821
RE/MAX Holdings, Inc.	17,365	610,206
The RMR Group, Inc.	59,325	1,674,152
		5,312,645

TOTAL REAL ESTATE		23,051,826

UTILITIES - 2.8%
Electric Utilities - 1.2%
Allete, Inc.	30,634	1,653,011
MGE Energy, Inc.	2,507	162,930
Otter Tail Corp.	21,822	847,785
PNM Resources, Inc.	6,044	264,002
Portland General Electric Co.	62,656	2,390,326
Spark Energy, Inc. Class A,	21,824	200,563
		5,518,617
Gas Utilities - 0.2%
New Jersey Resources Corp.	17,246	519,794
South Jersey Industries, Inc.	8,667	191,974
Southwest Gas Holdings, Inc.	1,086	68,277
		780,045
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp. (a)	72,126	149,301
Clearway Energy, Inc. Class A	107,548	2,597,284
Ormat Technologies, Inc.	526	32,018
Sunnova Energy International, Inc. (a)	1,952	46,301
		2,824,904
Multi-Utilities - 0.3%
Avista Corp.	30,994	1,142,439
Black Hills Corp.	6,303	353,472
NorthWestern Energy Corp.	1,654	85,413
		1,581,324
Water Utilities - 0.5%
American States Water Co.	10,223	777,766
California Water Service Group	15,474	701,591
Consolidated Water Co., Inc.	4,130	49,684
Middlesex Water Co.	12,179	781,039
York Water Co.	3,651	166,522
		2,476,602

TOTAL UTILITIES		13,181,492

TOTAL COMMON STOCKS
(Cost $423,780,512)		470,167,530

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
WESCO International, Inc. (a)(d)
(Cost $34,318)	1,295	35,897

Money Market Funds - 8.3%
Fidelity Cash Central Fund 0.12% (e)	5,236,828	5,237,876
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	34,363,325	34,366,761
TOTAL MONEY MARKET FUNDS
(Cost $39,602,254)		39,604,637
TOTAL INVESTMENT IN SECURITIES - 107.1%
(Cost $463,417,084)		509,808,064
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(33,846,210)
NET ASSETS - 100%		$475,961,854

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	77	Sept. 2020	$6,011,005	$403,435	$403,435

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,178
Fidelity Securities Lending Cash Central Fund	185,704
Total	$190,882

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $33,038,493. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was $(1,138) and $(4), respectively. Purchases and sales of the Fidelity Securities Lending Cash Central Fund were $114,152,386 and $112,822,976, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,317,575	$10,317,575	$--	$--
Consumer Discretionary	60,199,587	60,199,587	--	--
Consumer Staples	12,741,598	12,741,598	--	--
Energy	9,796,551	9,796,551	--	--
Financials	78,441,316	78,441,316	--	--
Health Care	93,147,610	93,147,610	--	--
Industrials	76,126,074	76,126,074	--	--
Information Technology	73,290,981	73,290,981	--	--
Materials	19,908,817	19,908,817	--	--
Real Estate	23,051,826	23,051,826	--	--
Utilities	13,181,492	13,181,492	--	--
Money Market Funds	39,604,637	39,604,637	--	--
Total Investments in Securities:	$509,808,064	$509,808,064	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$403,435	$403,435	$--	$--
Total Assets	$403,435	$403,435	$--	$--
Total Derivative Instruments:	$403,435	$403,435	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$403,435	$0
Total Equity Risk	403,435	0
Total Value of Derivatives	$403,435	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $33,352,332) — See accompanying schedule: Unaffiliated issuers (cost $423,814,830)	$470,203,427
Fidelity Central Funds (cost $39,602,254)	39,604,637
Total Investment in Securities (cost $463,417,084)		$509,808,064
Segregated cash with brokers for derivative instruments		481,400
Cash		17,523
Receivable for investments sold		5,103,721
Receivable for fund shares sold		538,846
Dividends receivable		563,842
Distributions receivable from Fidelity Central Funds		43,810
Total assets		516,557,206
Liabilities
Payable for investments purchased	$4,318,204
Payable for fund shares redeemed	1,527,247
Accrued management fee	258,430
Payable for daily variation margin on futures contracts	59,189
Other payables and accrued expenses	71,666
Collateral on securities loaned	34,360,616
Total liabilities		40,595,352
Net Assets		$475,961,854
Net Assets consist of:
Paid in capital		$454,712,685
Total accumulated earnings (loss)		21,249,169
Net Assets		$475,961,854
Net Asset Value, offering price and redemption price per share ($475,961,854 ÷ 39,436,039 shares)		$12.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$3,536,043
Income from Fidelity Central Funds (including $185,704 from security lending)		190,882
Total income		3,726,925
Expenses
Management fee	$1,414,363
Independent trustees' fees and expenses	1,515
Miscellaneous	8,293
Total expenses before reductions	1,424,171
Expense reductions	(341)
Total expenses after reductions		1,423,830
Net investment income (loss)		2,303,095
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,650,596)
Fidelity Central Funds	(1,986)
Futures contracts	403,392
Total net realized gain (loss)		(10,249,190)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	30,346,219
Fidelity Central Funds	(354)
Futures contracts	785,358
Total change in net unrealized appreciation (depreciation)		31,131,223
Net gain (loss)		20,882,033
Net increase (decrease) in net assets resulting from operations		$23,185,128

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,303,095	$5,952,818
Net realized gain (loss)	(10,249,190)	(222,927)
Change in net unrealized appreciation (depreciation)	31,131,223	(58,998,241)
Net increase (decrease) in net assets resulting from operations	23,185,128	(53,268,350)
Distributions to shareholders	–	(5,905,233)
Share transactions
Proceeds from sales of shares	29,839,079	51,342,519
Reinvestment of distributions	–	5,607,999
Cost of shares redeemed	(93,022,852)	(182,987,536)
Net increase (decrease) in net assets resulting from share transactions	(63,183,773)	(126,037,018)
Total increase (decrease) in net assets	(39,998,645)	(185,210,601)
Net Assets
Beginning of period	515,960,499	701,171,100
End of period	$475,961,854	$515,960,499
Other Information
Shares
Sold	2,992,845	4,135,743
Issued in reinvestment of distributions	–	426,140
Redeemed	(9,168,951)	(14,743,945)
Net increase (decrease)	(6,176,106)	(10,182,062)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Enhanced Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$12.57	$13.81	$14.32	$10.99	$13.05
Income from Investment Operations
Net investment income (loss)B	.05	.12	.11	.13	.12	.11
Net realized and unrealized gain (loss)	.71	(1.26)	.31	.55	3.31	(1.52)
Total from investment operations	.76	(1.14)	.42	.68	3.43	(1.41)
Distributions from net investment income	–	(.12)	(.12)	(.13)	(.10)	(.09)
Distributions from net realized gain	–	–	(1.54)	(1.06)	–	(.56)
Total distributions	–	(.12)	(1.66)	(1.19)	(.10)	(.65)
Redemption fees added to paid in capitalB	–	–	–	–	–C	–C
Net asset value, end of period	$12.07	$11.31	$12.57	$13.81	$14.32	$10.99
Total ReturnD,E	6.72%	(9.18)%	4.01%	4.95%	31.15%	(11.20)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.64%	.64%	.67%	.67%
Expenses net of fee waivers, if any	.64%H	.64%	.64%	.64%	.67%	.67%
Expenses net of all reductions	.64%H	.64%	.64%	.64%	.67%	.67%
Net investment income (loss)	1.04%H	.94%	.84%	.89%	.93%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$475,962	$515,960	$701,171	$762,811	$1,210,189	$529,009
Portfolio turnover rateI	45%H	79%	88%	100%	76%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Fidelity Small Cap Enhanced Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$94,708,153
Gross unrealized depreciation	(49,409,631)
Net unrealized appreciation (depreciation)	$45,298,522
Tax cost	$464,912,977

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(15,755,779)

The fund intends to elect to defer to its next fiscal year $214,137 of ordinary losses recognized during the period January 1, 2020 to February 29,2020.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Enhanced Index Fund	101,697,055	159,376,902

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC(the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .64% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Small Cap Enhanced Index Fund	$612

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $493,533. Total fees paid by the Fund to NFS, as lending agent, amounted to $16,330. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds (and includes $14,213 from securities loaned to NFS, as affiliated borrower).

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $341.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Small Cap Enhanced Index Fund	.64%
Actual		$1,000.00	$1,067.20	$3.33
Hypothetical-C		$1,000.00	$1,021.98	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	5,574,535,287.469	92.763
Withheld	434,874,126.147	7.237
TOTAL	6,009,409,413.616	100.000
Donald F. Donahue
Affirmative	5,580,170,513.183	92.857
Withheld	429,238,900.432	7.143
TOTAL	6,009,409,413.616	100.000
Bettina Doulton
Affirmative	5,613,263,967.947	93.408
Withheld	396,145,445.669	6.592
TOTAL	6,009,409,413.616	100.000
Vicki L. Fuller
Affirmative	5,634,796,072.779	93.766
Withheld	374,613,340.837	6.234
TOTAL	6,009,409,413.616	100.00
Patricia L. Kampling
Affirmative	5,595,247,247.638	93.108
Withheld	414,162,165.978	6.892
TOTAL	6,009,409,413.616	100.000
Alan J. Lacy
Affirmative	5,547,430,383.934	92.312
Withheld	461,979,029.681	7.688
TOTAL	6,009,409,413.616	100.000
Ned C. Lautenbach
Affirmative	5,444,850,891.997	90.605
Withheld	564,558,521.619	9.395
TOTAL	6,009,409,413.616	100.000
Robert A. Lawrence
Affirmative	5,556,314,439.390	92.460
Withheld	453,094,974.226	7.540
TOTAL	6,009,409,413.616	100.000
Joseph Mauriello
Affirmative	5,511,594,508.749	91.716
Withheld	497,814,904.867	8.284
TOTAL	6,009,409,413.616	100.000
Cornelia M. Small
Affirmative	5,567,879,551.358	92.653
Withheld	441,529,862.258	7.347
TOTAL	6,009,409,413.616	100.000
Garnett A. Smith
Affirmative	5,533,904,369.353	92.087
Withheld	475,505,044.262	7.913
TOTAL	6,009,409,413.616	100.000
David M. Thomas
Affirmative	5,540,360,344.547	92.195
Withheld	469,049,069.069	7.805
TOTAL	6,009,409,413.616	100.000
Susan Tomasky
Affirmative	5,600,660,192.156	93.198
Withheld	408,749,221.459	6.802
TOTAL	6,009,409,413.616	100.000
Michael E. Wiley
Affirmative	5,540,897,405.806	92.204
Withheld	468,512,007.810	7.796
TOTAL	6,009,409,413.616	100.000
Proposal 1 reflects trust wide proposal and voting results.

SCE-SANN-1020
1.9885267.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith President and Treasurer

Date:	October 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith President and Treasurer

Date:	October 19, 2020

By:	/s/John J. Burke III
John J. Burke III Chief Financial Officer

Date:	October 19, 2020